Accounts Receivable (Details) - Schedule of Accounts, Notes, Loans and Financing Receivable - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of Accounts, Notes, Loans and Financing Receivable [Abstract]
Accounts receivable on completed contracts	$ 40,018	$ 43,221	$ 30,408
Costs and estimated earnings on contracts in progress	232,423	319,001	243,693
Total	$ 272,441	$ 362,222	$ 274,101